INVESTMENTS - Summary of Basis of Consolidation (Detail) (Parenthetical) - BRL (R$) R$ in Thousands		12 Months Ended
	Dec. 23, 2022	Dec. 31, 2022	Dec. 31, 2021
Raizen S A [Member]
Disclosure of investments accounted for using equity method [line items]
Ownership interest percentage in joint venture		33.63%	44.02%
Compass Gás e Energia [member] | Indirect
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	67.58%
Cosan Luxembourg S A [member]
Disclosure of investments accounted for using equity method [line items]
Unsecured liability		R$ 146,473
Tellus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary		20.00%
Tellus Brasil Participacoes S.A. [member] | Indirect
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary		0.43%
Janus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary		20.00%
Janus Brasil Participacoes S.A. [member] | Indirect
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary		0.43%
Duguetiapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary		20.00%
Duguetiapar Empreendimentos e Participações S.A. [member] | Indirect
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary		0.43%
Gamiovapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary		20.00%
Gamiovapar Empreendimentos e Participações S.A. [member] | Indirect
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary		0.43%